Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Debt [Abstract]
Long-term Debt
	December 31,
	2015	2016
Secured Credit Facilities- Drybulk Segment	$218,185	$16,935
Less: Deferred financing costs	(636)	(124)

Total debt	217,549	16,811
Less: Current portion	(217,549)	(16,811)

Long-term portion	$-	$-

Loan Movements for Credit Facilities and Term Loans Throughout the Year
Loan	Loan agreement date	Original Amount	December 31, 2015	New Loans/Interest capitalized	Repayments/Transfers/Write offs	December 31, 2016
Secured Credit Facility	October 5, 2007	$90,000	$43,700	—	(43,700)	$—
Secured Credit Facility	June 20, 2008	103,200	18,250	316	(16,566)	2,000
Secured Credit Facility	November 16, 2007	47,000	12,500	—	(12,500)	—
Secured Credit Facility	March 13, 2008	130,000	27,567	—	(27,567)	—
Secured Credit Facility	March 31, 2006	753,637	101,572	—	(101,572)	—
Secured Credit Facility	March 19, 2012	19,065	14,596	438	(99)	14,935

			$218,185	754	(202,004)	$16,935

Principal Payments
2017	$16,935
Total principal payments	16,935
Less: Financing fees	(124)

Total debt	$16,811